INCOME TAXES - NET DEFERRED INCOME TAXES AND URECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Deferred Tax Assets [Abstract]
Reserves and reinsurance	$ 97	$ 105
Other, Assets	12
Total, Assets	109	105
Components of Deferred Tax Liabilities [Abstract]
DAC	93	78
VOBA	3	3
Investments	10	18
Goodwill and other intangible assets		9
Other, Liabilities		8
Total, Liabilities	106	116
Income Tax Uncertainties [Abstract]
Accumulated undistributed earnings of foreign subsidiaries	8
Amount of additional taxes that would need to be provided if earnings were remitted	3
Unrecognized tax benefits that would impact the effective tax rate	7	6
Interest and penalties included in unrecognized tax benefits	1	0
Interest expense related to unrecognized tax benefits	0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	6	5	$ 4
Additions for tax positions of prior years	1	1	1
Balance, End of Year	$ 7	$ 6	$ 5